PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Computer and software CNY	Dec. 31, 2012 Computer and software CNY	Dec. 31, 2013 Furniture, fixtures and equipment CNY	Dec. 31, 2012 Furniture, fixtures and equipment CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY
Property, Plant and Equipment, Net
Property and equipment, gross	114,419,000	119,358,000			42,226,000	41,250,000	21,055,000	26,653,000	6,077,000	6,124,000	45,061,000	45,331,000
Less: accumulated depreciation and amortization	(80,985,000)	(78,526,000)
Property and equipment, net	33,434,000	40,832,000		5,523,000
Depreciation and amortization expenses for property and equipment	18,000,000	22,700,000	29,900,000
Impairment losses for long-lived assets	0	0	0